Exhibit 99.1

Indenture Trustee’s Investor Report

Genworth Global Funding Trust 2008-3 (the “Trust”)

Funding Agreement Policy No.: GS-R6019

Payment Date: July 15, 2008

Description	CUSIP Number	Original Issue Date	Stated Maturity Date
Genworth DirectNotesSM	37248J AH5	January 17, 2008	January 15, 2018

(i)            The amount received by the Indenture Trustee as of the last Payment Date in respect of the principal, interest and premium, if any, on the Funding Agreement (the “Funding Agreement”) issued by Genworth Life and Annuity Insurance Company (“GLAIC”).

Principal Amount Received	Interest Amount Received
$0.00	$219,541.16

(ii)           The amount of payment on such Payment Date to holders allocable to principal and premium, if any, and interest on the notes of the Trust and the amount of aggregate unpaid interest accrued on such notes as of such Payment Date.

Principal Amount Allocable	Principal Amount Unpaid	Interest Amount Allocable	Interest Amount Unpaid
$0.00	$0.00	$219,540.75	$0.00

(iii)          The aggregate original stated amount of the Funding Agreement, the interest rate thereon at the close of business on the day preceding such Payment Date, and the aggregate principal balance of the notes of the Trust at the close of business on such Payment Date

Aggregate Original Stated Amount	Interest Rate (per annum)	Aggregate Principal Balance
$8,073,000	5.50%	$8,073,000

(iv)          The amounts of compensation invoiced by the Indenture Trustee during the period relating to such Payment Date.

Paid by Trust: $0.00

Paid by GLAIC: $0.00

•                  All Principal Amounts include applicable premium, if any

By: The Bank of New York Mellon Trust Company, N.A.,

as Indenture Trustee